STOCKHOLDERS EQUITY AND STOCK BASED COMPENSATION (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number of shares
Beginning Balance	150,152	313,277
Granted	5,060,616	37,500
Exercised		0
Cancelled/Forfeited	(718,750)	(200,625)
Ending Balance	4,492,018	150,152
Exercisable Ending Balance	1,847,652	146,152
Vested and expected to vest	4,227,582	149,752
Weighted Avg. Exercise Price
Beginning Balance	$ 9.68	$ 10.96
Granted	$ 0.73	$ 0.80
Exercised		$ 0
Cancelled/Forfeited	$ 0.67	$ 10.08
Ending Balance	$ 1.04	$ 9.68
Exercisable Ending Balance	$ 1.45	$ 9.76
Vested and expected to vest	$ 1.06	$ 9.68
Weighted Avg. Remaining Contractual Life
Ending Balance	5 years 1 day	3 years 3 months 11 days
Exercisable Ending Balance	5 years 5 months 9 days	3 years 2 months 5 days
Vested and expected to vest	5 years 4 days	3 years 3 months 7 days
Aggregate Intrinsic Value
Ending Balance	$ 5,072,416	$ 6,000
Exercisable Ending Balance	2,038,108	6,000
Vested and expected to vest	$ 4,768,985	$ 6,000